RESTRICTED CASH AND INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
RESTRICTED CASH AND INVESTMENTS
Schedule of Restricted Cash and Investments

Restricted cash and investments are as follows (thousands):

	March 31,	December 31,
	2016	2015
Investments in securities pledged as collateral	$8,629	$8,671
Funds restricted by contract	883	859
Restricted cash and investments - current	9,512	9,530

Funds restricted by contract	1,000	1,000
Restricted cash and investments - noncurrent	1,000	1,000
Total restricted cash and investments	$10,512	$10,530

Restricted cash and investments are as follows (thousands):

	2015	2014
Investments in securities pledged as collateral	$8,671	$9,192
Funds restricted by contract	859	592
Restricted cash and investments - current	9,530	9,784

BNSF settlement	—	29,381
Funds restricted by contract	1,000	1,000
Investments in securities pledged as collateral	—	8,995
Restricted cash and investments - noncurrent	1,000	39,376
Total restricted cash and investments	$10,530	$49,160